As filed with the Securities and Exchange Commission on November 10, 2011
1933 Act Registration No. 333-141758
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 14 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 180 /X/

Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)

American Legacy III C Share

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

     Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
     Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on November 14, 2011, pursuant to paragraph (b) of Rule 485
/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H
American Legacy® III C Share

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Assurance C Share

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III C Share

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Assurance C Share

Supplement dated November 10, 2011 to the Prospectus dated May 1, 2011

This supplement describes changes to the prospectus for your variable annuity contract and is applicable only to contracts purchased on or after November 14, 2011. It is for informational purposes and requires no action on your part. All other provisions of your prospectus remained unchanged.

For contracts purchased on or after November 14, 2011, contractowners will receive a persistency credit on a quarterly basis after the twelfth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least twelve years, by 0.10%.

The persistency credit provision remains unchanged for contracts purchased prior to November 14, 2011.

***

Please retain this supplement for future reference.

PART A

The prospectus for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141758) filed on April 6, 2011, and to the definitive 497 filing filed on May 4, 2011.

Supplement to the prospectus for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141758) filed on June 21, 2011.

PART B

The Statement of Additional Information for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141758) filed on April 6, 2011, and to the definitive 497 filing filed on May 4, 2011.

Lincoln Life & Annuity Variable Annuity Account H
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141758) filed on April 6, 2011.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141758) filed on April 6, 2011.

Statement of Assets and Liabilities - December 31, 2010
Statement of Operations - Year ended December 31, 2010
Statements of Changes in Net Assets - Years ended December 31, 2010 and 2009
Notes to Financial Statements - December 31, 2010
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141758) filed on April 6, 2011.

Balance Sheets - Years ended December 31, 2010 and 2009
Statements of Income - Years ended December 31, 2010, 2009, and 2008
Statements of Shareholder's Equity - Years ended December 31, 2010, 2009, and 2008
Statements of Cash Flows - Years ended December 31, 2010, 2009, and 2008
Notes to Financial Statements - December 31, 2010
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

	(2)	Not Applicable.

	(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38270) filed on April 16, 2004.

(b)
Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(4)	(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-38270) filed on April 19, 2001.

		(b)	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

		(c)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

		(d)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

		(e)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

(f)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

(g)	Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 38270) filed on April 15, 2003.

(h)	Variable Annuity Rider (32793B-NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 38270) filed on September 22, 2003.

(i)	Variable Annuity Contract (30070B NYC 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38270) filed on April 16, 2004.

(j)	Contract Specifications (CD NYAL3C 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38270) filed on April 16, 2004.

(k)	Form of Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amend- ment No. 10 (File No. 333-93875) filed on December 10, 2004.

(l)	Form of Contract Specifications Page for Account Value Death Benefit (CDNYAL3C 6/05) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(m)	Form of Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(n)	Form of Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amend- ment No. 10 (File No. 333-38270) filed on April 22, 2005.

(o)	Form of Contract Benefit Data Page for GIB (CBNY-AL3C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(p)	Form of Contract Benefit Data Page for GIB (CBNY-AL3C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38270) filed on April 22, 2005.

(q)	Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(r)	Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(s)	Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(t)	Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amend- ment No. 12 (File No. 333-35784) filed on June 20, 2005.

(u)	Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(v)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(w)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(x)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(y)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(z)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(aa)	Variable Annuity Payment Option Rider (1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(bb)	Variable Annuity Payment Option Rider (1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(cc)	Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-38270) filed on November 7, 2006.
	(dd)	Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
	(ee)	Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
	(ff)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
	(gg)	Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
	(hh)	Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
	(ii)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
	(jj)	Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
	(kk)	Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(ll)	Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post- Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(mm)	Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amend- ment No. 12 (File No. 333-1455317) filed on October 28, 2010.
(nn)	Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333- 145531) filed on October 28, 2010.
(oo)	Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(pp)	Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(5)	Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 141758) filed on April 7, 2010.

(6)
Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b)
Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados), Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)
(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lin- coln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by refer- ence to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b)	Fund Participation Agreements among Lincoln Life & Annuity Company of New York and:
	(i)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
	(ii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(c)	Rule 22c-2 Agreement between Lincoln Life & Annuity Company of New York and:
	(i)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.
(ii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(9)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of Lincoln Life & Annuity Company of New York as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141758) filed on April 2, 2007.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141758) filed on April 6, 2011.

(11)	Not Applicable

(12)	Not Applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-177663) filed on November 2, 2011.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor

Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford**	Executive Vice President and Director
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Dennis R. Glass**	President and Director
George W. Henderson, III	Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen***	Senior Vice President and Director
M. Leanne Lachman	Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia	Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard	Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Anant Bhalla**	Vice President and Treasurer
*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of September 30, 2011 there were 8,283 contract owners under Account H.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in con- nection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Vari able Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O'Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Con- tract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d)
Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action let- ter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 10th day of November, 2011.

Lincoln Life & Annuity Variable Annuity Account H (Registrant)
American Legacy III C Share

By: /s/Delson R. Campbell
Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)

By: /s/Brian A. Kroll
Brian A. Kroll
Senior Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 10, 2011.
Signature	Title
*	President
Dennis R. Glass	(Principal Executive Officer)
*	Executive Vice President, Chief Administrative Officer and Direc-
Charles C. Cornelio	tor
*	Executive Vice President and Director
Frederick J. Crawford
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag	(Principal Financial Officer)
*	Director
George W. Henderson, III
*	Director
Mark E. Konen
*	Director
M. Leanne Lachman
*	Director
Louis G. Marcoccia
*	Director
Patrick S. Pittard
*By:/s/Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell